Putnam
High Income
Opportunities
Trust


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-04

[GRAPHIC OMITTED: WATCH]

[SCALE LOGO OMITTED]

From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and George Putnam, III

Dear Fellow Shareholder:

We are pleased to announce that three new Trustees have joined the Board of Trustees of your fund. All three have had outstanding careers as leaders in the investment management industry. Myra R. Drucker is a Vice Chair of the Board of Trustees of Sarah Lawrence College and serves as Chair of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee and as a Trustee of Commonfund, a not-for-profit asset management firm. Richard B. Worley is Managing Partner of Permit Capital LLC, an investment management firm. Both Ms. Drucker and Mr. Worley are independent Trustees (i.e., Trustees who are not "interested persons" of your fund or its investment advisor). Charles E. Haldeman, Jr., the third new Trustee, is President and Chief Executive Officer of Putnam Investments. We look forward to the contributions that these new Trustees will make to the continued success of the Putnam funds.

Investment returns during the six-month period covered by the following report were generally positive, though advances varied across investment styles as well as sectors of the equity and fixed-income markets. Putnam High Income Opportunities Trust delivered respectable results. As the economic and market environment changed from a strong year in 2003 to a period of greater uncertainty, the members of your fund's management teams made strategic decisions regarding security selection, sector weightings, and credit quality. The fund's performance validates the success of these strategies, which were both in reaction to, as well as in anticipation of, the changing investment landscape. In the following pages, the managers describe how market conditions changed during the period and how the fund responded. They also outline their expectations for the coming months.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

October 20, 2004


Report from Fund Management

Fund highlights

 * During the semiannual period ended August 31, 2004, Putnam High Income Opportunities Trust had total returns of 1.08% at net asset value (NAV) and -1.78% at market price.

 * The fund's primary benchmark, the Merrill Lynch All Convertible Index, returned -2.69%. The fund's secondary benchmark, the JP Morgan Global High Yield Index, returned 3.34%.

 * The average return for the fund's Lipper category, Convertible
   Securities Funds (closed-end),  was -1.68%.

 * The fund reduced its monthly dividend to $0.099 per share, effective with the April 2004 distribution. See page 6 for details.

 * See the Performance Summary beginning on page 8 for additional fund performance, comparative performance, and Lipper data.

--------------------------------------------------------
TOTAL RETURN FOR
PERIODS ENDED 8/31/04
--------------------------------------------------------
                                            Market
(inception 6/29/95)               NAV       Price
--------------------------------------------------------
6 months                         1.08%      -1.78%
--------------------------------------------------------
1 year                          15.43        8.01
--------------------------------------------------------
5 years                         29.56       22.95
--------------------------------------------------------
Annual average                   5.32        4.22
--------------------------------------------------------
Life of fund                    91.47       69.35
--------------------------------------------------------
Annual average                   7.34        5.91
--------------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

Performance commentary

Over the past six months, returns in the global capital markets have generally cooled. Most equity indexes have been flat to negative, while bond returns have been modestly positive. Investors have been responding to contrasting assessments of U.S. economic growth and corporate profit potential. Management's selection of strong-performing convertible bonds in the first half of the period and the fund's significant allocation to high-yield corporate bonds helped the fund outperform its primary, convertible-based benchmark and the average return of its Lipper peer group at NAV. The fund's convertible allocation caused it to lag its secondary benchmark, which is based solely on high-yield bonds. It is important to note that a fund's performance at market price may differ from its results at NAV. Although market price performance generally reflects investment results, it may also be influenced by several other factors, including changes in investor perceptions of the fund or its investment advisor, market conditions, fluctuations in supply and demand for the fund's shares, and changes in fund distributions.

FUND PROFILE

Putnam High Income Opportunities Trust seeks high current income as a primary objective and capital appreciation as a secondary objective by investing in a diversified portfolio of lower-grade and non-rated convertible securities and non-convertible, high-yield securities. The fund may be suitable for investors seeking high current income in exchange for higher risk.


Market overview

Convertible bonds, which are tied to the stock market in that they may be converted into a company's underlying stock, continued to feel the influence of equity fluctuations during the past six months. After a strong year in 2003, in which stocks made an impressive comeback from a three-year bear market, the stock market changed significantly in 2004. High-growth industries such as biotechnology and semiconductors gave way to sectors with less volatility, such as consumer products, pharmaceuticals, and utilities. As investors factored in high gasoline prices, continued threats of global terrorism, and uncertainty over the impact of higher interest rates and energy costs on economic growth, many took profits in 2004 and adopted a wait-and-see attitude, especially as the looming presidential election was generating increasing uncertainty.

After stellar returns in 2003, primarily from lower-quality companies, convertible bonds followed the equity trend, posting slightly negative returns for the six-month period that nearly matched the performance of the Standard & Poor's 500 Index, a broad-based measure of the stock market.

A strong 18-month run in the high-yield corporate bond market leveled off during the first few months of the period. However, credit yield spreads -- the yield difference between lower-rated bonds and Treasuries -- narrowed further, while the income produced by high-yield bonds continued to make a solid contribution to returns. Important factors such as declining default rates and improved corporate balance sheets continued to support a favorable environment for these securities.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 8/31/04
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Merrill Lynch All Convertible Index (convertible securities)           -2.69%
-------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield
corporate bonds)                                                        3.34%
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         1.15%
-------------------------------------------------------------------------------
Lehman Global Aggregate Bond Index (international bonds)                0.30%
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     -2.74%
-------------------------------------------------------------------------------
Russell 2000 Index (stocks of small and midsize companies)             -5.91%
-------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 -2.06%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 8/31/04.
-------------------------------------------------------------------------------

Strategy overview

To contend with the changing investment landscape in both the stock and bond markets, we made some important strategic decisions -- some of which we felt were warranted by the more cautious environment. In light of the higher stock prices we were seeing, there were fewer opportunities to for us to pursue "busted convertibles," which are securities that have seen large price declines, both in the price of the bond and its underlying stock. Instead, we sought opportunities in select industries that we believed could outperform, such as pharmaceuticals and utilities, and we found value in another type of security known as "mandatory" convertible bonds. These securities require a mandatory conversion to the stock upon maturity (as opposed to a return of principal), and they are therefore more sensitive to the performance of the stock. Mandatory convertibles also tend to be less sensitive to changes in interest rates and typically offer significantly higher yields than other types of new-issue convertible securities.

In the high-yield corporate portion of the fund, we remained overweighted in the lower-quality bonds, which were the strongest-performing part of the market. As always, we sought companies offering a sustainable competitive advantage, a manageable debt structure, and the ability to generate adequate cash flows. As the market's strength eased in the early months of the period, we began to take profits by reducing the fund's holdings of lower-rated securities.



[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION COMPARED]

PORTFOLIO COMPOSITION COMPARED

                          as of 2/29/04        as of 8/31/04
Convertible
securities                    49.4%                 47.8%

Corporate bonds
and notes                     41.9%                 41.4%

Short-term
investments                    6.1%                  7.8%

Common stocks                  1.8%                  2.1%

Other                          0.4%                  0.6%

Preferred stocks               0.4%                  0.3%

Footnote reads:
This chart shows how the fund's weightings have changed over the last six months. Weightings are shown as a percentage of market value.
Holdings will vary over time.

How fund holdings affected performance

In the first few months of the period, several of the fund's holdings of traditional convertible bonds were called, or redeemed, by the issuers. Although this resulted in attractive gains for the fund, it removed any future appreciation potential that these securities might have been able to offer. Examples included U.S. Cellular, a telecommunications company, and Kulicke & Soffa Industries, a leading supplier of semiconductor assembly equipment. Approximately 5% of the portfolio was affected by this activity. Fortunately, we were able to find opportunities for reinvestment into mandatory convertible bonds, which offer higher yields in exchange for a mandatory conversion to equity upon maturity. Although these carry more equity risk than other types of convertibles, they are typically offered by larger, more established companies that we believe have significantly lower chances of defaulting.

We took a significant position for the fund in a mandatory convertible offered by Schering-Plough, which is now a top holding in the fund. This large pharmaceutical company has stumbled over the past few years due to management problems and the transition to over-the-counter drugs, notably of Claritin, an allergy medication. The stock price has been low for the past few years, but the company is regrouping with new management and came out with an attractive convertible issue to help finance new research initiatives. Despite its problems, Schering-Plough is an investment-grade company; we believe it is on the right track and that these convertible securities should benefit the fund over time.

[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS
(Percent of fund's net assets as of 8/31/04)

Convertible Securities

1 Northrop Grumman Corp. (2.2%)
  Cumulative convertible preferred,
  series B, $7.00
  Capital goods

2 Schering-Plough Corp. (1.6%)
  Convertible preferred, $3.00
  Health care


3 Host Marriott Financial Trust (1.3%)
  Convertible preferred, $3.375
  Financial

4 FelCor Lodging Trust, Inc. (1.3%)
  Cumulative convertible preferred,
  series A, $1.95
  Financial

5 TXI Capital Trust I (1.3%)
  Convertible preferred, $2.75
  Consumer cyclicals

  Corporate Bonds

1 Dow Jones CDX HY (2.5%)
  144A pass-through certificates, 7.75%, 2009
  Other

2 Qwest Corp. (0.4%)
  144A notes 9.125%, 2012
  Communications services

3 Legrand SA (0.3%)
  Debentures 8.50%, 2025, (France)
  Capital goods

4 Huntsman ICI Chemicals, Inc. (0.3%)
  Company guaranty, 10.125%, 2009
  Basic materials

5 NRG Energy, Inc. (0.3%)
  144A senior secured notes, 8%, 2013
  Utilities and power

Footnote reads:
The fund's holdings will change over time.

The fund was generally overweighted in the utilities sector, relative to the Merrill Lynch All Convertible Index, and this positioning made a positive contribution. In this sector, Sierra Pacific, a Nevada-based utility and a top holding for the fund, has been a strong positive contributor to the fund's performance as both its stock and convertible bond prices have seen substantial gains. We also acquired mandatory convertibles issued by Great Plains Energy, a Midwestern utility.

In the high-yield portion of the fund, bonds issued by subsidiaries of Edison International were among the strongest performers. Edison, which owns California's second-largest electric utility, Southern California Edison, also owns Edison Mission Energy. This subsidiary owns a portfolio of independent power plants located around the world. After poor performance in 2002, the company sold assets and shored up its balance sheet, which drove strong returns for the fund's Edison Mission holdings. Another top-performing high-yield issuer was diversified chemicals manufacturer Huntsman International, which benefited from a rebound in chemical prices. The company carries a significant debt load, but its cash flow has improved as commodity prices have risen. Finally, Williams Companies experienced significant capital appreciation as management improved the company's balance sheet by focusing on its core pipeline business, selling nonproductive assets and paying down debt. We eliminated the fund's holdings in bonds issued by Trico Marine, an energy service company that underperformed, and Dobson Communications, a wireless communications firm. Dobson has had poor financial performance, in part because of its reliance on revenues from AT&T Wireless, which has been struggling. Overall, however, the fund's high-yield corporate holdings generally performed well and significantly contributed to its strong relative performance.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management teams

The fund is managed by the Putnam Large-Cap Value and Core Fixed-Income High Yield teams. The members of the Large-Cap Value Team are David King (Portfolio Leader), George Maris (Portfolio Member), Mike Abata, Ronald Bukovac, Bartlett Geer, Deborah Kuenstner, Coleman Lannum, Christopher Miller, Jeanne Mockard, and Hugh Mullin. The members of the Core Fixed-Income High-Yield Team are Robert Salvin (Portfolio Member), Jeffrey Kaufman, Geoffrey Kelley, Stephen Peacher, Neil Reiner, Paul Scanlon, Rosemary Thomsen, and Joseph Towell.


OF SPECIAL INTEREST

MERGER WITH PUTNAM HIGH INCOME BOND FUND PROPOSED

The fund's Trustees have approved the merger of your fund into Putnam High Income Bond Fund. Putnam High Income Bond Fund is a closed-end fixed-income fund whose objectives, strategy, and investments are substantially similar to those of your fund. The merger may result in lower expenses for shareholders of each fund due to the larger asset base of the combined fund. A prospectus/proxy statement containing more information about the proposed merger is expected to be sent to shareholders of each fund in November 2004. Completion of the merger is subject to a number of conditions, including approval by shareholders of each fund at a joint shareholder meeting expected to be held within the coming months.

This report is not an offer to sell, nor a solicitation of an offer to buy, shares of any fund, nor is it a solicitation of a proxy. To receive a free copy of the prospectus/proxy statement relating to the proposed merger (which contains important information about fees, expenses, and risk considerations) after a registration statement has been filed with the SEC and becomes effective, please call 1-800-225-1581. The prospectus/proxy statement will also be available without charge on the SEC's Web site (www.sec.gov). Read the prospectus/proxy statement carefully before making any investment decisions.

Dividend reduction

The fund's monthly dividend was reduced during the period to $0.099 per share from $0.113 per share. As a result of yield declines in the convertible and high-yield bond markets over the past several years, the amount of income earned by your fund's holdings has declined. As a result, your fund's management teams reduced the fund's dividend as of April 2004.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management teams' plans for responding to them.

The downshift in the market for convertible bonds, traditional bonds, and stocks reflects the wait-and-see attitude among investors regarding a number of issues -- notably, the economy, corporate profits, the war in Iraq, and the U.S. presidential election. The impact of high oil prices and higher interest rates on economic growth has yet to be determined, although initial reports show that these factors have not affected business investment or consumer spending -- two key drivers of the economy -- nearly as much as had been anticipated. Credit yield spreads, which measure the difference in yields between lower-rated bonds (such as convertibles and high-yield corporates) and Treasuries, have narrowed considerably, but we believe may have room to narrow further. Most importantly, we are not in an economic or market "bubble" phase right now. Rather, the economy and corporate and high-yield bond markets appear to be on hold, but we believe they still have the potential for further growth. In the coming months, we will continue to maintain vigilance against potential headwinds that could adversely affect the fund's holdings, while continuing to seek opportunities for both income and capital appreciation.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended August 31, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares.

-------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 8/31/04
-------------------------------------------------------
                            NAV      Market price
-------------------------------------------------------
6 months                   1.08%        -1.78%
-------------------------------------------------------
1 year                    15.43          8.01
-------------------------------------------------------
5 years                   29.56         22.95
Annual average             5.32          4.22
-------------------------------------------------------
Life of fund
(since 6/29/95)           91.47         69.35
Annual average             7.34          5.91
-------------------------------------------------------

Performance does not reflect taxes on reinvested distributions.


------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/04
------------------------------------------------------------------------------
                                                          Lipper
                                           JP Morgan      Convertible
                       Merrill Lynch       Global         Securities Funds
                       All Convertible     High Yield     (closed-end)
                       Index               Index          category average*
------------------------------------------------------------------------------
6 months               -2.69%               3.34%         -1.68%
------------------------------------------------------------------------------
1 year                  9.72               14.62          10.59
------------------------------------------------------------------------------
5 years                31.43               38.05          21.12
Annual average          5.62                6.66           3.80
------------------------------------------------------------------------------
Life of fund
(since 6/29/95)       132.87               92.36          91.30
Annual average          9.66                7.40           7.27
------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6 month, 1-year, 5-year, and life-of-fund periods ended 8/31/04, there were 13, 13, 8, and 8 funds, respectively, in this Lipper category.


------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 8/31/04
------------------------------------------------------------------------------
Distributions (number)                  6
------------------------------------------------------------------------------
Income                                  $0.608
------------------------------------------------------------------------------
Capital gains                           --
------------------------------------------------------------------------------
Total                                   $0.608
------------------------------------------------------------------------------
Share value:                            NAV         Market price
------------------------------------------------------------------------------
2/29/04                                 $20.14      $18.44
------------------------------------------------------------------------------
8/31/04                                  19.67       17.50
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate 1                  6.04%       6.79%
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 9/30/04 (MOST RECENT CALENDAR QUARTER)
------------------------------------------------------------------------------
                                        NAV         Market price
------------------------------------------------------------------------------
6 months                               2.19%        -0.81%
------------------------------------------------------------------------------
1 year                                14.70          7.96
------------------------------------------------------------------------------
5 years                               32.34         37.15
Annual average                         5.76          6.52
------------------------------------------------------------------------------
Life of fund (since
6/29/95)                              94.18         73.28
Annual average                         7.44          6.12
------------------------------------------------------------------------------


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the American Stock Exchange and the New York Stock Exchange.


Comparative indexes

JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high-yield corporate debt market of both developed and emerging markets.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Global Aggregate Bond Index is an unmanaged index used as a broad measure of international investment-grade bonds.

Merrill Lynch All Convertible Index is an unmanaged index of domestic convertible securities.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Russell 2000 Index is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.
Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, are available on the Putnam Individual Investor Web site, www.putnaminvestments.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures by calling Putnam's Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

For periods ending on or after July 9, 2004, the fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
August 31, 2004 (Unaudited)

Corporate bonds and notes (43.2%) (a)
Principal amount                                                          Value

Basic Materials (4.9%)
-------------------------------------------------------------------------------
        $1,000 Abitibi-Consolidated Finance LP
               company guaranty 7 7/8s, 2009                             $1,050
        55,000 Acetex Corp. sr. notes 10 7/8s, 2009
               (Canada)                                                  60,500
        51,000 AK Steel Corp. company guaranty
               7 7/8s, 2009                                              49,215
        10,000 AK Steel Corp. company guaranty
               7 3/4s, 2012                                               9,400
        40,000 Armco, Inc. sr. notes 8 7/8s, 2008                        39,600
        15,000 Avecia Group PLC company guaranty
               11s, 2009 (United Kingdom)                                12,000
       100,000 BCP Caylux Holdings Luxembourg SCA
               144A sr. sub. notes 9 5/8s,  2014
               (Luxembourg)                                             107,375
        30,000 Century Aluminum Co. 144A company
               guaranty 7 1/2s, 2014                                     30,750
        90,000 Compass Minerals Group, Inc. company
               guaranty 10s, 2011                                        99,900
        25,000 Compass Minerals International, Inc.
               sr. disc. notes stepped-coupon zero %
               (12s, 6/1/08), 2013 (STP)                                 19,500
        70,000 Compass Minerals International, Inc.
               sr. notes stepped-coupon zero %
               (12 3/4s, 12/15/07), 2012 (STP)                           57,400
        61,000 Equistar Chemicals LP notes 8 3/4s,
               2009                                                      64,203
       133,000 Equistar Chemicals LP/Equistar
               Funding Corp. company guaranty
               10 1/8s,2008                                             147,630
        35,000 Georgia-Pacific Corp. bonds 7 3/4s,
               2029                                                      36,400
        65,000 Georgia-Pacific Corp. company
               guaranty 9 3/8s, 2013                                     76,538
       102,000 Georgia-Pacific Corp. debs. 7.7s,
               2015                                                     113,981
        95,000 Gerdau Ameristeel Corp. sr. notes
               10 3/8s, 2011 (Canada)                                   107,825
       136,000 Hercules, Inc. company guaranty
               11 1/8s, 2007                                            159,800
        70,000 Hercules, Inc. 144A sr. sub. notes
               6 3/4s, 2029                                              69,475
        20,000 Huntsman Advanced Materials, LLC
               144A sec. FRN 11.86s, 2008                                21,000
        25,000 Huntsman Advanced Materials, LLC
               144A sec. notes 11s, 2010                                 28,500
        68,000 Huntsman Co., LLC sr. disc. notes
               zero %, 2008                                              40,460
       190,000 Huntsman ICI Chemicals, Inc. company
               guaranty 10 1/8s, 2009                                   195,700
       145,000 Huntsman ICI Holdings sr. disc.
               notes zero %, 2009                                        73,950
EUR      5,000 Huntsman International, LLC sr. sub.
               notes Ser. EXCH, 10 1/8s, 2009                             6,127
       $60,000 Huntsman, LLC company guaranty
               11 5/8s, 2010                                             67,200
        30,000 Huntsman, LLC 144A company guaranty
               11 1/2s, 2012                                             30,750
        45,000 Innophos, Inc. 144A sr. sub. notes
               8 7/8s, 2014                                              46,800
        15,000 International Steel Group, Inc. 144A
               sr. notes 6 1/2s, 2014                                    14,475
       114,000 ISP Chemco, Inc. company guaranty
               Ser. B, 10 1/4s, 2011                                    126,825
         3,000 ISP Holdings, Inc. sec. sr. notes
               Ser. B, 10 5/8s, 2009                                      3,300
        60,000 Jefferson Smurfit Corp. company
               guaranty 7 1/2s, 2013                                     62,700
        10,000 Kaiser Aluminum & Chemical Corp. sr.
               notes Ser. B, 10 7/8s, 2006 (In
               default) (NON)                                             9,775
        85,000 Kaiser Aluminum & Chemical Corp. sr.
               sub. notes 12 3/4s, 2003 (In
               default) (NON) (DEF)                                      17,638
        10,000 Lyondell Chemical Co. bonds 11 1/8s,
               2012                                                      11,375
       105,000 Lyondell Chemical Co. company
               guaranty 10 1/2s, 2013                                   118,125
        38,000 Lyondell Chemical Co. notes Ser. A,
               9 5/8s, 2007                                              40,613
       105,000 MDP Acquisitions PLC sr. notes
               9 5/8s, 2012 (Ireland)                                   118,125
        35,214 MDP Acquisitions PLC sub. notes
               15 1/2s, 2013 (Ireland) (PIK)                             40,848
       115,000 Millennium America, Inc. company
               guaranty 9 1/4s, 2008                                    125,350
        10,000 Millennium America, Inc. 144A sr.
               notes 9 1/4s, 2008                                        10,900
EUR      5,000 Nalco Co. 144A sr. notes 7 3/4s,
               2011                                                       6,461
EUR     45,000 Nalco Co. 144A sr. sub. notes 9s,
               2013                                                      58,070
      $115,000 Nalco Co. 144A sr. sub. notes
               8 7/8s, 2013                                             124,056
       105,000 Norske Skog Canada, Ltd. sr. notes
               7 3/8s, 2014 (Canada)                                    106,838
        73,318 PCI Chemicals Canada sec. sr. notes
               10s, 2008 (Canada)                                        71,485
        23,216 Pioneer Companies, Inc. sec. FRN
               5.086s, 2006                                              21,939
        92,000 Potlatch Corp. company guaranty 10s,
               2011                                                     103,960
        10,000 Resolution Performance Products, LLC
               sr. notes 9 1/2s, 2010                                    10,425
        60,000 Rhodia SA unsub. notes 10 1/4s, 2010
               (France)                                                  61,200
EUR     40,000 SGL Carbon SA 144A sr. notes 8 1/2s,
               2012 (Luxembourg)                                         49,868
       $55,000 Steel Dynamics, Inc. company
               guaranty 9 1/2s, 2009                                     60,775
        17,046 Sterling Chemicals, Inc. sec. notes
               10s, 2007 (PIK)                                           16,023
        50,000 Stone Container Corp. sr. notes
               9 3/4s, 2011                                              55,875
        50,000 Stone Container Corp. sr. notes
               8 3/8s, 2012                                              55,000
        15,000 Stone Container Finance 144A company
               guaranty 7 3/8s, 2014 (Canada)                            15,488
         3,000 Tembec Industries, Inc. company
               guaranty 8 5/8s, 2009 (Canada)                             3,128
        85,000 Ucar Finance, Inc. company guaranty
               10 1/4s, 2012                                             96,475
        35,000 United Agri Products 144A sr. notes
               8 1/4s, 2011                                              37,625
       107,000 United States Steel Corp. sr. notes
               9 3/4s, 2010                                             120,375
         6,000 Wheeling-Pittsburgh Steel Corp. sr.
               notes 6s, 2010                                             4,200
        11,665 Wheeling-Pittsburgh Steel Corp. sr.
               notes 5s, 2011                                             8,166
        20,000 WHX Corp. sr. notes 10 1/2s, 2005                         19,000
                                                                 --------------
                                                                      3,579,510

Capital Goods (4.0%)
-------------------------------------------------------------------------------
        58,000 AEP Industries, Inc. sr. sub. notes
               9 7/8s, 2007                                              59,450
       120,000 AGCO Corp. company guaranty 9 1/2s,
               2008                                                     129,900
        96,410 Air2 US 144A sinking fund Ser. D,
               12.266s, 2020 (In default) (NON)                               1
       116,000 Allied Waste North America, Inc.
               company guaranty  Ser. B, 8 1/2s,
               2008                                                     127,310
       110,000 Allied Waste North America, Inc.
               company guaranty  Ser. B, 7 5/8s,
               2006                                                     115,363
        45,000 Allied Waste North America, Inc.
               sec. notes 6 1/2s, 2010                                   45,000
        60,000 Argo-Tech Corp. 144A sr. notes
               9 1/4s, 2011                                              63,300
        20,000 BE Aerospace, Inc. sr. notes 8 1/2s,
               2010                                                      21,600
        40,000 BE Aerospace, Inc. sr. sub. notes
               9 1/2s, 2008                                              40,800
         4,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8 7/8s, 2011                                       3,900
        30,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8s, 2008                                          29,213
         8,000 Berry Plastics Corp. company
               guaranty 10 3/4s, 2012                                     8,980
        68,000 Blount, Inc. company guaranty 13s,
               2009                                                      72,505
        31,000 Blount, Inc. company guaranty 7s,
               2005                                                      32,085
        40,000 Blount, Inc. sr. sub. notes 8 7/8s,
               2012                                                      41,800
        25,000 Browning-Ferris Industries, Inc.
               debs. 7.4s, 2035                                          22,250
        30,000 Browning-Ferris Industries, Inc. sr.
               notes 6 3/8s, 2008                                        30,450
EUR      5,000 Crown Holdings SA bonds 10 1/4s,
               2011 (France)                                              6,881
       $90,000 Crown Holdings SA notes 10 7/8s,
               2013 (France)                                            104,625
       100,000 Crown Holdings SA notes 9 1/2s, 2011
               (France)                                                 111,000
       119,000 Decrane Aircraft Holdings Co.
               company guaranty 17s, 2008                                45,220
        90,000 Earle M. Jorgensen Co. sec. notes
               9 3/4s, 2012                                              99,900
        45,000 FIMEP SA sr. notes 10 1/2s, 2013
               (France)                                                  51,975
EUR     30,000 Flender Holdings 144A sr. notes 11s,
               2010 (Germany)                                            41,575
       $51,000 Flowserve Corp. company guaranty
               12 1/4s, 2010                                             57,885
        85,000 Hexcel Corp. sr. sub. notes 9 3/4s,
               2009                                                      89,463
DEM      5,000 Impress Metal Packaging Holding NV
               sr. sub. notes 9 7/8s,  2007
               (Netherlands)                                              3,099
EUR     60,000 Impress Metal Packaging Holding NV
               sr. sub. notes 9 7/8s,  2007
               (Netherlands)                                             37,183
       $65,000 Invensys, PLC notes 9 7/8s, 2011
               (United Kingdom)                                          65,975
        45,000 K&F Industries, Inc. sr. sub. notes
               Ser. B, 9 5/8s, 2010                                      49,838
        12,000 K&F Industries, Inc. sr. sub. notes
               Ser. B, 9 1/4s, 2007                                      12,390
        50,000 L-3 Communications Corp. company
               guaranty 7 5/8s, 2012                                     54,125
        40,000 L-3 Communications Corp. company
               guaranty 6 1/8s, 2013                                     39,400
       185,000 Legrand SA debs. 8 1/2s, 2025
               (France)                                                 201,419
        74,000 Manitowoc Co., Inc. (The) company
               guaranty 10 1/2s, 2012                                    84,360
EUR     20,000 Manitowoc Co., Inc. (The) company
               guaranty 10 3/8s, 2011                                    26,769
       $20,000 Manitowoc Co., Inc. (The) sr. notes
               7 1/8s, 2013                                              20,650
        15,000 Mueller Group, Inc. 144A sec. FRN
               5.89s, 2011                                               15,338
        45,000 Mueller Group, Inc. 144A sr. sub.
               notes 10s, 2012                                           48,263
        95,000 Owens-Brockway Glass company
               guaranty 8 1/4s, 2013                                    100,225
        45,000 Owens-Brockway Glass company
               guaranty 7 3/4s, 2011                                     47,700
        85,000 Owens-Brockway Glass sr. sec. notes
               8 3/4s, 2012                                              94,350
        30,000 Pliant Corp. sec. notes 11 1/8s,
               2009                                                      32,175
       110,000 Sequa Corp. sr. notes Ser. B,
               8 7/8s, 2008                                             118,250
        80,000 Siebe PLC 144A sr. unsub. 6 1/2s,
               2010 (United Kingdom)                                     72,000
        50,000 Solo Cup Co. sr. sub. notes 8 1/2s,
               2014                                                      48,500
        60,000 Tekni-Plex, Inc. company guaranty
               Ser. B, 12 3/4s, 2010                                     57,600
        40,000 Tekni-Plex, Inc. 144A sr. sec. notes
               8 3/4s, 2013                                              38,400
        15,000 Terex Corp. company guaranty 9 1/4s,
               2011                                                      16,800
        36,000 Terex Corp. company guaranty Ser. B,
               10 3/8s, 2011                                             40,680
        55,000 Titan Corp. (The) company guaranty
               8s, 2011                                                  56,788
        31,000 Trimas Corp. company guaranty
               9 7/8s, 2012                                              32,860
        30,000 Vought Aircraft Industries, Inc. sr.
               notes 8s, 2011                                            29,775
                                                                 --------------
                                                                      2,897,343

Communication Services (3.4%)
-------------------------------------------------------------------------------
        25,000 Alamosa Delaware, Inc. company
               guaranty 11s, 2010                                        27,688
        20,000 Alamosa Delaware, Inc. company
               guaranty stepped-coupon zero %
               (12s, 7/31/05), 2009 (STP)                                19,900
        35,000 Alamosa Delaware, Inc. sr. notes
               8 1/2s, 2012                                              34,825
        20,000 American Cellular Corp. company
               guaranty 9 1/2s, 2009                                     16,100
        40,000 American Cellular Corp. sr. notes
               Ser. B, 10s, 2011                                         32,500
       145,000 American Tower Corp. sr. notes
               9 3/8s, 2009                                             154,788
        35,000 American Tower Corp. 144A sr. notes
               7 1/2s, 2012                                              35,350
        65,000 American Towers, Inc. company
               guaranty 7 1/4s, 2011                                     67,275
        30,000 Asia Global Crossing, Ltd. sr. notes
               13 3/8s, 2010 (Bermuda) (In default)
               (NON)                                                      2,400
        85,000 Centennial Cellular Operating Co.
               company guaranty 10 1/8s, 2013                            87,338
        15,000 Cincinnati Bell Telephone Co.
               company guaranty 6.3s, 2028                               13,125
        55,000 Cincinnati Bell, Inc. company
               guaranty 7 1/4s, 2013                                     51,700
        30,000 Cincinnati Bell, Inc. notes 7 1/4s,
               2023                                                      26,250
        70,000 Cincinnati Bell, Inc. sr. sub. notes
               8 3/8s, 2014                                              61,950
       106,000 Crown Castle International Corp. sr.
               notes 9 3/8s, 2011                                       122,430
        25,000 Eircom Funding notes 8 1/4s, 2013
               (Ireland)                                                 27,000
        35,000 Fairpoint Communications, Inc. sr.
               sub. notes 12 1/2s, 2010                                  37,450
        11,436 Globix Corp. company guaranty 11s,
               2008 (PIK)                                                 9,549
        90,000 Inmarsat Finance PLC 144A company
               guaranty 7 5/8s, 2012 (United
               Kingdom)                                                  88,200
        25,000 iPCS, Inc. 144A sr. notes 11 1/2s,
               2012                                                      26,188
        70,000 Level 3 Financing, Inc. 144A sr.
               notes 10 3/4s, 2011                                       59,150
        65,000 Madison River Capital Corp. sr.
               notes 13 1/4s, 2010                                       69,388
       150,000 MCI, Inc. sr. notes 7.735s, 2014                         138,563
        85,000 MCI, Inc. sr. notes 6.688s, 2009                          80,113
        45,000 Nextel Communications, Inc. sr.
               notes 9 1/2s, 2011                                        50,850
         2,000 Nextel Communications, Inc. sr.
               notes 9 3/8s, 2009                                         2,120
       145,000 Nextel Communications, Inc. sr.
               notes 7 3/8s, 2015                                       151,525
        95,000 Nextel Communications, Inc. sr.
               notes 5.95s, 2014                                         90,250
        27,000 Nextel Partners, Inc. sr. notes
               12 1/2s, 2009                                             31,455
       115,000 Nextel Partners, Inc. sr. notes
               8 1/8s, 2011                                             119,888
        80,000 Qwest Communications International,
               Inc. 144A sr. notes 7 1/2s, 2014                          71,200
       245,000 Qwest Corp. 144A notes 9 1/8s, 2012                      262,763
        35,000 Qwest Services Corp. 144A notes
               14 1/2s, 2014                                             41,563
        60,000 Qwest Services Corp. 144A notes 14s,
               2010                                                      69,750
        10,000 Rogers Cantel, Ltd. debs. 9 3/4s,
               2016 (Canada)                                             11,550
        45,000 Rogers Wireless, Inc. sec. notes
               9 5/8s, 2011 (Canada)                                     51,075
        20,000 Rural Cellular Corp. sr. notes
               9 7/8s, 2010                                              19,850
        15,000 SBA Communications Corp. sr. notes
               10 1/4s, 2009                                             15,788
        30,000 SBA Telecommunications Inc./SBA
               Communication Corp. sr. disc. notes
               stepped-coupon zero % (9 3/4s,
               12/15/07), 2011 (STP)                                     23,400
        50,000 TSI Telecommunication Services, Inc.
               company guaranty  Ser. B,
               12 3/4s,2009                                              55,500
        35,000 UbiquiTel Operating Co. bonds
               stepped-coupon zero % (14s,
               4/15/05),2010 (STP)                                       35,875
        35,000 UbiquiTel Operating Co. sr. notes
               9 7/8s, 2011                                              35,875
        50,000 Western Wireless Corp. sr. notes
               9 1/4s, 2013                                              51,375
                                                                 --------------
                                                                      2,480,872

Conglomerates (0.1%)
-------------------------------------------------------------------------------
         2,000 Tyco International Group SA company
               guaranty 7s, 2028 (Luxembourg)                             2,213
        12,000 Tyco International Group SA company
               guaranty 6 3/4s,  2011 (Luxembourg)                       13,410
         1,000 Tyco International Group SA company
               guaranty 6 3/8s,  2005 (Luxembourg)                        1,030
        20,000 Tyco International Group SA company
               guaranty 6s, 2013 (Luxembourg)                            21,413
        36,000 Tyco International Group SA notes
               6 3/8s, 2011 (Luxembourg)                                 39,439
                                                                 --------------
                                                                         77,505

Consumer Cyclicals (9.7%)
-------------------------------------------------------------------------------
        40,000 Ameristar Casinos, Inc. company
               guaranty 10 3/4s, 2009                                    45,100
        10,000 Argosy Gaming Co. sr. sub. notes 9s,
               2011                                                      11,200
        65,000 Argosy Gaming Co. sr. sub. notes 7s,
               2014                                                      66,300
        25,000 ArvinMeritor, Inc. notes 8 3/4s,
               2012                                                      27,500
        40,000 Asbury Automotive Group, Inc. sr.
               sub. notes 8s, 2014                                       39,000
       100,000 Autonation, Inc. company guaranty
               9s, 2008                                                 114,250
        45,000 Beazer Homes USA, Inc. company
               guaranty 8 5/8s, 2011                                     48,938
        15,000 Beazer Homes USA, Inc. company
               guaranty 8 3/8s, 2012                                     16,313
        30,000 Building Materials Corp. company
               guaranty 8s, 2008                                         30,450
        50,000 CanWest Media, Inc. sr. sub. notes
               10 5/8s, 2011 (Canada)                                    56,750
        35,000 Chumash Casino & Resort Enterprise
               144A sr. notes 9s, 2010                                   38,500
        99,000 Coinmach Corp. sr. notes 9s, 2010                         99,990
        50,000 Collins & Aikman Products company
               guaranty 10 3/4s, 2011                                    51,500
        10,000 D.R. Horton, Inc. company guaranty
               8s, 2009                                                  11,350
        20,000 D.R. Horton, Inc. sr. notes 7 7/8s,
               2011                                                      22,800
        15,000 D.R. Horton, Inc. sr. notes 6 7/8s,
               2013                                                      16,163
        85,000 D.R. Horton, Inc. sr. notes 5 7/8s,
               2013                                                      86,063
        15,000 Dana Corp. notes 10 1/8s, 2010                            17,175
       116,000 Dana Corp. notes 9s, 2011                                138,620
         5,000 Dana Corp. notes 7s, 2029                                  5,025
        50,000 Dayton Superior Corp. sec. notes
               10 3/4s, 2008                                             53,250
        24,000 Delco Remy International, Inc.
               company guaranty 11s, 2009                                25,620
       105,000 Delco Remy International, Inc. sr.
               sub. notes 9 3/8s, 2012                                  106,838
        95,000 Dex Media West, LLC/Dex Media
               Finance Co. sr. notes  Ser. B,
               8 1/2s,2010                                              106,994
        45,000 Dex Media, Inc. 144A disc. notes
               stepped-coupon zero % (9s,
               11/15/08),2013 (STP)                                      32,963
       175,000 Dex Media, Inc. 144A notes 8s, 2013                      181,563
        15,000 Dura Operating Corp. company
               guaranty Ser. B, 8 5/8s, 2012                             15,563
        12,000 FelCor Lodging LP company guaranty
               10s, 2008 (R)                                             12,630
        45,000 Finlay Fine Jewelry Corp. 144A sr.
               notes 8 3/8s, 2012                                        47,925
        65,000 Gaylord Entertainment Co. sr. notes
               8s, 2013                                                  67,438
        20,000 Goodyear Tire & Rubber Co. (The)
               notes 8 1/2s, 2007                                        20,750
       170,000 Goodyear Tire & Rubber Co. (The)
               notes 7.857s, 2011                                       159,800
        15,000 Goodyear Tire & Rubber Co. (The)
               notes 6 3/8s, 2008                                        14,625
        30,000 Herbst Gaming, Inc. 144A sr. sub.
               notes 8 1/8s, 2012                                        30,225
       103,000 Hilton Hotels Corp. notes 7 5/8s,
               2012                                                     118,193
        45,000 HMH Properties, Inc. company
               guaranty Ser. B, 7 7/8s, 2008 (R)                         46,350
       110,001 Hollinger Participation Trust 144A
               sr. notes 12 1/8s, 2010 (Canada)
               (PIK)                                                    124,026
        99,000 Hollywood Park, Inc. company
               guaranty Ser. B, 9 1/4s, 2007                            101,846
        30,000 Host Marriott LP company guaranty
               Ser. G, 9 1/4s, 2007 (R)                                  33,600
        53,000 Host Marriott LP sr. notes Ser. E,
               8 3/8s, 2006 (R)                                          56,313
        85,000 Host Marriott LP 144A sr. notes 7s,
               2012 (R)                                                  86,488
        70,000 Houghton Mifflin Co. sr. sub. notes
               9 7/8s, 2013                                              73,063
        88,000 Icon Health & Fitness company
               guaranty 11 1/4s, 2012                                    95,920
        66,000 IESI Corp. company guaranty 10 1/4s,
               2012                                                      71,445
        25,000 Inn of the Mountain Gods sr. notes
               12s, 2010                                                 28,250
        20,000 Interface, Inc. sr. sub. notes
               9 1/2s, 2014                                              20,500
        50,000 ITT Corp. debs. 7 3/8s, 2015                              53,000
        65,000 ITT Corp. notes 6 3/4s, 2005                              67,438
        60,000 JC Penney Co., Inc. debs. 7.95s,
               2017                                                      67,800
        17,000 JC Penney Co., Inc. debs. 7.65s,
               2016                                                      18,828
        90,000 JC Penney Co., Inc. debs. 7 1/8s,
               2023                                                      93,375
        55,000 JC Penney Co., Inc. notes 9s, 2012                        66,000
         5,000 JC Penney Co., Inc. notes 8s, 2010                         5,638
       120,000 John Q. Hammons Hotels LP/John Q.
               Hammons Hotels  Finance Corp. III
               1st mtge. Ser. B, 8 7/8s, 2012                           134,100
        85,000 Jostens Holding Corp. sr. disc.
               notes stepped-coupon zero %
               (10 1/4s,12/1/08), 2013 (STP)                             56,100
        62,000 Jostens, Inc. sr. sub. notes
               12 3/4s, 2010                                             69,983
        10,000 K. Hovnanian Enterprises, Inc.
               company guaranty 10 1/2s, 2007                            11,600
        55,000 K. Hovnanian Enterprises, Inc.
               company guaranty 8 7/8s, 2012                             61,325
        35,000 K. Hovnanian Enterprises, Inc.
               company guaranty 6 3/8s, 2014                             34,475
        20,000 K. Hovnanian Enterprises, Inc. sr.
               notes 6 1/2s, 2014                                        19,850
        40,000 K2, Inc. 144A sr. notes 7 3/8s, 2014                      41,400
       125,000 Laidlaw International, Inc. sr.
               notes 10 3/4s, 2011                                      142,500
        50,000 Lamar Media Corp. company guaranty
               7 1/4s, 2013                                              53,250
        19,000 Lear Corp. company guaranty Ser. B,
               8.11s, 2009                                               22,049
         2,000 Levi Strauss & Co. notes 7s, 2006                          1,970
       138,000 Levi Strauss & Co. sr. notes
               12 1/4s, 2012                                            143,175
        35,000 Mandalay Resort Group sr. notes
               6 3/8s, 2011                                              35,875
        85,000 MediaNews Group, Inc. sr. sub. notes
               6 7/8s, 2013                                              85,638
        65,000 MeriStar Hospitality Corp. company
               guaranty 9 1/8s, 2011 (R)                                 66,950
        30,000 MeriStar Hospitality Corp. company
               guaranty 9s, 2008 (R)                                     30,900
        25,000 Meritage Corp. company guaranty
               9 3/4s, 2011                                              27,875
        15,000 Meritage Corp. sr. notes 7s, 2014                         14,738
        55,000 Meritor Automotive, Inc. notes 6.8s,
               2009                                                      56,650
        55,000 Metaldyne Corp. 144A sr. notes 10s,
               2013                                                      54,313
        60,000 MGM Mirage, Inc. company guaranty
               8 1/2s, 2010                                              67,500
         1,000 MGM Mirage, Inc. company guaranty
               8 3/8s, 2011                                               1,085
        75,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 6 3/8s, 2009                                   76,313
        40,000 Oxford Industries, Inc. 144A sr.
               notes 8 7/8s, 2011                                        42,800
         5,000 Park Place Entertainment Corp. sr.
               notes 7 1/2s, 2009                                         5,550
        45,000 Park Place Entertainment Corp. sr.
               notes 7s, 2013                                            48,263
       117,000 Park Place Entertainment Corp. sr.
               sub. notes 8 7/8s, 2008                                  132,503
        85,000 Penn National Gaming, Inc. company
               guaranty Ser. B, 11 1/8s, 2008                            93,288
        68,000 Penn National Gaming, Inc. sr. sub.
               notes 8 7/8s, 2010                                        74,460
        20,000 Phillips-Van Heusen Corp. sr. notes
               7 1/4s, 2011                                              20,650
        45,000 Pinnacle Entertainment, Inc. sr.
               sub. notes 8 3/4s, 2013                                   46,350
        25,000 Pinnacle Entertainment, Inc. sr.
               sub. notes 8 1/4s, 2012                                   25,125
        40,000 PRIMEDIA, Inc. company guaranty
               8 7/8s, 2011                                              39,200
        60,000 PRIMEDIA, Inc. company guaranty
               7 5/8s, 2008                                              58,800
       110,000 PRIMEDIA, Inc. 144A sr. notes 8s,
               2013                                                     101,750
        65,000 Reader's Digest Association, Inc.
               (The) sr. notes 6 1/2s, 2011                              65,650
        55,000 Resorts International Hotel and
               Casino, Inc. company guaranty
               11 1/2s, 2009                                             62,425
        10,000 RH Donnelley Finance Corp. I company
               guaranty 8 7/8s, 2010                                     11,263
        89,000 RH Donnelley Finance Corp. I 144A
               sr. notes 8 7/8s, 2010                                   100,236
        52,000 RH Donnelley Finance Corp. I 144A
               sr. sub. notes 10 7/8s, 2012                              61,490
        52,000 Russell Corp. company guaranty
               9 1/4s, 2010                                              56,030
       111,000 Saks, Inc. company guaranty 7s, 2013                     111,555
       130,000 Samsonite Corp. 144A sr. sub. notes
               8 7/8s, 2011                                             133,900
        40,000 Schuler Homes, Inc. company guaranty
               10 1/2s, 2011                                             45,900
       100,000 Sealy Mattress Co. 144A sr. sub.
               notes 8 1/4s, 2014                                       103,250
        30,000 Standard Pacific Corp. sr. notes
               7 3/4s, 2013                                              31,575
         5,000 Standard Pacific Corp. sr. notes
               6 7/8s, 2011                                               5,188
       110,000 Standard Pacific Corp. sr. notes
               6 1/4s, 2014                                             105,875
        50,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 3/8s,2007                        53,500
        75,000 Station Casinos, Inc. sr. notes 6s,
               2012                                                      75,188
        45,000 Station Casinos, Inc. sr. sub. notes
               6 7/8s, 2016                                              44,900
        30,000 Technical Olympic USA, Inc. company
               guaranty 10 3/8s, 2012                                    32,625
        40,000 Technical Olympic USA, Inc. company
               guaranty 9s, 2010                                         42,400
        20,000 Tenneco Automotive, Inc. company
               guaranty Ser. B, 11 5/8s, 2009                            21,350
        60,000 Tenneco Automotive, Inc. sec. notes
               Ser. B, 10 1/4s, 2013                                     69,450
        60,000 THL Buildco, Inc. (Nortek, Inc.)
               144A sr. sub. notes 8 1/2s, 2014                          62,550
        40,000 Tommy Hilfiger USA, Inc. company
               guaranty 6.85s, 2008                                      40,900
       143,000 Trump Atlantic City Associates
               company guaranty 11 1/4s, 2006                           121,371
        40,000 United Auto Group, Inc. company
               guaranty 9 5/8s, 2012                                     44,400
        44,000 Venetian Casino Resort, LLC company
               guaranty 11s, 2010                                        50,105
       126,000 Vertis, Inc. company guaranty
               Ser. B, 10 7/8s, 2009                                    136,395
        60,000 Vertis, Inc. 144A sub. notes
               13 1/2s, 2009                                             60,675
        10,000 Von Hoffman Press, Inc. company
               guaranty 10 3/8s, 2007                                    10,188
        50,000 Von Hoffman Press, Inc. company
               guaranty 10 1/4s, 2009                                    55,625
        59,277 Von Hoffman Press, Inc. debs. 13s,
               2009 (PIK)                                                61,648
        16,000 WCI Communities, Inc. company
               guaranty 10 5/8s, 2011                                    17,960
        70,000 WCI Communities, Inc. company
               guaranty 9 1/8s, 2012                                     77,350
        40,000 William Carter Holdings Co. (The)
               company guaranty Ser. B,  10 7/8s,
               2011                                                      45,200
        50,000 WRC Media Corp. sr. sub. notes
               12 3/4s, 2009                                             45,500
                                                                 --------------
                                                                      7,109,214

Consumer Staples (6.5%)
-------------------------------------------------------------------------------
        10,000 Adelphia Communications Corp. notes
               Ser. B, 9 7/8s, 2005 (In default)
               (NON)                                                      9,000
        20,000 Adelphia Communications Corp. sr.
               notes 10 7/8s, 2010 (In default)
               (NON)                                                     18,250
        60,000 Adelphia Communications Corp. sr.
               notes 10 1/4s, 2011 (In default)
               (NON)                                                     55,500
        55,000 Adelphia Communications Corp. sr.
               notes Ser. B, 9 7/8s, 2007 (In
               default) (NON)                                            49,500
        70,000 Affinity Group, Inc. sr. sub. notes
               9s, 2012                                                  73,150
        30,000 AMC Entertainment, Inc. sr. sub.
               notes 9 7/8s, 2012                                        31,200
        15,000 AMC Entertainment, Inc. sr. sub.
               notes 9 1/2s, 2011                                        15,300
       125,000 AMC Entertainment, Inc. 144A sr.
               sub. notes 8s, 2014                                      116,563
       104,000 Armkel, LLC/Armkel Finance sr. sub.
               notes 9 1/2s, 2009                                       113,360
        88,000 Brand Services, Inc. company
               guaranty 12s, 2012                                       100,320
       140,000 Cablevision Systems Corp. 144A sr.
               notes 8s, 2012                                           143,500
        45,000 Capital Records, Inc. 144A company
               guaranty 8 3/8s, 2009                                     48,938
        75,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (11 3/4s,
               5/15/06), 2011 (STP)                                      47,625
       170,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               11 1/8s, 2011                                            141,950
        50,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               10 3/4s, 2009                                             42,000
        40,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               10 1/4s, 2010                                             32,900
       120,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes  10s,
               2011                                                      94,800
        54,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes 9 5/8s,
               2009                                                      43,605
        13,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               8 5/8s,2009                                               10,335
        80,000 Cinemark USA, Inc. sr. sub. notes
               9s, 2013                                                  88,600
        90,000 Cinemark, Inc. sr. disc. notes
               stepped-coupon zero %
               (9 3/4s, 3/15/07), 2014 (STP)                             61,988
        45,000 Constellation Brands, Inc. company
               guaranty Ser. B, 8s, 2008                                 49,613
         5,000 Constellation Brands, Inc. sr. sub.
               notes Ser. B, 8 1/8s, 2012                                 5,463
        40,000 CSC Holdings, Inc. debs. 7 5/8s,
               2018                                                      40,200
        40,000 CSC Holdings, Inc. sr. notes Ser. B,
               7 5/8s, 2011                                              41,500
        70,000 CSC Holdings, Inc. sr. sub. debs.
               10 1/2s, 2016                                             79,625
        40,000 CSC Holdings, Inc. 144A sr. notes
               6 3/4s, 2012                                              39,800
        15,000 Dean Foods Co. sr. notes 6 5/8s,
               2009                                                      15,956
        30,000 Del Monte Corp. company guaranty
               Ser. B, 9 1/4s, 2011                                      33,000
        50,000 Del Monte Corp. sr. sub. notes
               8 5/8s, 2012                                              55,625
       110,000 DirecTV Holdings, LLC sr. notes
               8 3/8s, 2013                                             125,125
       193,000 Diva Systems Corp. sr. disc. notes
               Ser. B, 12 5/8s, 2008 (acquired
               various dates from 2/11/98 to 5/15/96,
               cost $75,416) (Indefault) (NON) (RES)                        241
       110,000 Doane Pet Care Co. sr. sub. debs.
               9 3/4s, 2007                                             102,575
        40,000 Dole Food Co. company guaranty
               7 1/4s, 2010                                              40,200
        20,000 Dole Food Co. sr. notes 8 7/8s, 2011                      21,400
        20,000 Dole Food Co. sr. notes 8 5/8s, 2009                      21,300
        40,000 Domino's, Inc. sr. sub. notes
               8 1/4s, 2011                                              42,800
        15,000 Eagle Family Foods company guaranty
               Ser. B, 8 3/4s, 2008                                      11,250
        20,000 Echostar DBS Corp. sr. notes
               10 3/8s, 2007                                             21,200
        36,000 Echostar DBS Corp. sr. notes 9 1/8s,
               2009                                                      39,735
       145,000 Echostar DBS Corp. sr. notes 6 3/8s,
               2011                                                     145,363
        25,000 Elizabeth Arden, Inc. company
               guaranty 7 3/4s, 2014                                     25,875
       130,000 Granite Broadcasting Corp. sec.
               notes 9 3/4s, 2010                                       122,525
        35,000 Gray Television, Inc. company
               guaranty 9 1/4s, 2011                                     39,113
        70,000 Hasbro, Inc. notes 5.6s, 2005                             71,925
        40,000 Jean Coutu Group, Inc. 144A sr.
               notes 7 5/8s, 2012 (Canada)                               41,200
        80,000 Jean Coutu Group, Inc. 144A sr. sub.
               notes 8 1/2s, 2014 (Canada)                               80,600
       175,000 Kabel Deutsheland GmbH 144A sr.
               notes 10 5/8s, 2014 (Germany)                            179,375
         2,435 Knology, Inc. 144A sr. notes 12s,
               2009 (PIK)                                                 2,313
        39,000 Land O'Lakes, Inc. sr. notes 8 3/4s,
               2011                                                      36,368
        20,000 LCE Acquisition Corp. 144A company
               guaranty 9s, 2014                                         20,300
        55,000 North Atlantic Trading Co. sr. notes
               9 1/4s, 2012                                              53,625
        70,000 Paxson Communications Corp. company
               guaranty 10 3/4s, 2008                                    70,350
        95,000 Pinnacle Foods Holding Corp. 144A
               sr. sub. notes 8 1/4s, 2013                               90,488
       102,000 Playtex Products, Inc. company
               guaranty 9 3/8s, 2011                                    103,658
        70,000 Playtex Products, Inc. 144A sec.
               notes 8s, 2011                                            72,975
        60,000 Premier International Foods PLC sr.
               notes 12s, 2009 (United Kingdom)                          63,600
        65,000 Prestige Brands, Inc. 144A sr. sub.
               notes 9 1/4s, 2012                                        64,675
        35,000 Quebecor Media, Inc. sr. disc. notes
               stepped-coupon zero % (13 3/4s,
               7/15/06), 2011 (Canada) (STP)                             33,338
       121,000 Quebecor Media, Inc. sr. notes
               11 1/8s, 2011 (Canada)                                   139,150
        80,000 Rainbow National Services, LLC 144A
               sr. notes 8 3/4s, 2012                                    81,600
       115,000 Remington Arms Co., Inc. company
               guaranty 10 1/2s, 2011                                   105,800
        50,000 Rite Aid Corp. company guaranty
               9 1/2s, 2011                                              55,000
        85,000 Rite Aid Corp. debs. 6 7/8s, 2013                         78,200
         5,000 Rite Aid Corp. notes 7 1/8s, 2007                          5,100
         5,000 Rite Aid Corp. 144A notes 6s, 2005                         5,050
        80,000 Sbarro, Inc. company guaranty 11s,
               2009                                                      72,200
        20,000 Scotts Co. (The) sr. sub. notes
               6 5/8s, 2013                                              20,900
        50,000 Sinclair Broadcast Group, Inc.
               company guaranty 8s, 2012                                 51,625
        90,000 Six Flags, Inc. sr. notes 9 5/8s,
               2014                                                      83,475
       211,000 Six Flags, Inc. sr. notes 8 7/8s,
               2010                                                     194,120
        25,000 Videotron Ltee company guaranty
               6 7/8s, 2014 (Canada)                                     25,250
        55,000 Vivendi Universal SA sr. notes
               9 1/4s, 2010 (France)                                     64,969
        90,000 Vivendi Universal SA sr. notes
               6 1/4s, 2008 (France)                                     96,300
        50,000 Warner Music Group 144A sr. sub.
               notes 7 3/8s, 2014                                        49,750
        73,000 Williams Scotsman, Inc. company
               guaranty 9 7/8s, 2007                                     71,905
        81,000 Young Broadcasting, Inc. company
               guaranty 10s, 2011                                        82,823
        35,000 Young Broadcasting, Inc. sr. sub.
               notes 8 3/4s, 2014                                        33,556
                                                                 --------------
                                                                      4,759,431

Energy (3.1%)
-------------------------------------------------------------------------------
        90,000 Arch Western Finance, LLC 144A sr.
               notes 7 1/2s, 2013                                        93,150
        45,000 Belden & Blake Corp. 144A sec. notes
               8 3/4s, 2012                                              46,913
        50,000 BRL Universal Equipment sec. notes
               8 7/8s, 2008                                              53,375
        50,000 CHC Helicopter Corp. sr. sub. notes
               7 3/8s, 2014 (Canada)                                     50,563
        37,000 Chesapeake Energy Corp. company
               guaranty 9s, 2012                                         42,180
        25,000 Chesapeake Energy Corp. company
               guaranty 7 3/4s, 2015                                     26,813
        75,000 Chesapeake Energy Corp. sr. notes
               7 1/2s, 2013                                              80,625
        30,000 Chesapeake Energy Corp. sr. notes
               7s, 2014                                                  30,900
        45,000 Comstock Resources, Inc. sr. notes
               6 7/8s, 2012                                              45,225
        65,000 Dresser, Inc. company guaranty
               9 3/8s, 2011                                              69,875
         7,000 El Paso Energy Partners LP company
               guaranty Ser. B, 8 1/2s, 2011                              7,875
        50,000 Encore Acquisition Co. company
               guaranty 8 3/8s, 2012                                     55,000
        25,000 Encore Acquisition Co. sr. sub.
               notes 6 1/4s, 2014                                        24,375
        65,000 Exco Resources, Inc. company
               guaranty 7 1/4s, 2011                                     68,250
        45,000 Forest Oil Corp. company guaranty
               7 3/4s, 2014                                              47,700
        32,000 Forest Oil Corp. sr. notes 8s, 2008                       34,880
        30,000 Forest Oil Corp. 144A sr. notes 8s,
               2011                                                      32,925
        35,000 Hanover Compressor Co. sr. notes 9s,
               2014                                                      37,538
        35,000 Hanover Compressor Co. sr. notes
               8 5/8s, 2010                                              37,275
        50,000 Hanover Compressor Co. sub. notes
               zero %, 2007                                              42,125
        35,000 Hanover Equipment Trust sec. notes
               Ser. A, 8 1/2s, 2008                                      37,363
        49,000 Hornbeck Offshore Services, Inc. sr.
               notes 10 5/8s, 2008                                       53,900
        35,000 KCS Energy, Inc. sr. notes 7 1/8s,
               2012                                                      35,875
        25,000 Key Energy Services, Inc. sr. notes
               6 3/8s, 2013                                              23,875
        45,000 Massey Energy Co. sr. notes 6 5/8s,
               2010                                                      46,575
        70,000 Newfield Exploration Co. sr. notes
               7 5/8s, 2011                                              76,825
        40,000 Newfield Exploration Co. 144A sr.
               sub. notes 6 5/8s, 2014                                   40,700
        65,000 Offshore Logistics, Inc. company
               guaranty 6 1/8s, 2013                                     64,350
        35,000 Pacific Energy Partners/Pacific
               Energy Finance Corp. 144A sr. notes
               7 1/8s, 2014                                              37,013
        60,000 Parker Drilling Co. company guaranty
               Ser. B, 10 1/8s, 2009                                     63,750
        70,000 Peabody Energy Corp. sr. notes
               5 7/8s, 2016                                              66,850
       160,000 Pemex Project Funding Master Trust
               company guaranty 7 3/8s, 2014                            172,800
        66,514 Petro Geo-Services notes 10s, 2010
               (Norway)                                                  71,503
        37,000 Plains All American Pipeline
               LP/Plains All American Finance
               Corp. company guaranty 7 3/4s, 2012                       42,834
        50,000 Plains Exploration & Production Co.
               company guaranty Ser. B,
               8 3/4s,2012                                               55,750
        30,000 Plains Exploration & Production Co.
               sr. sub. notes 8 3/4s, 2012                               33,450
        45,000 Plains Exploration & Production Co.
               144A sr. notes 7 1/8s, 2014                               47,700
        80,000 Pogo Producing Co. sr. sub. notes
               Ser. B, 8 1/4s, 2011                                      87,800
        80,000 Pride International, Inc. 144A sr.
               notes 7 3/8s, 2014                                        85,200
        50,000 Seabulk International, Inc. company
               guaranty 9 1/2s, 2013                                     52,125
        85,000 Star Gas Partners LP/Star Gas
               Finance Co. sr. notes 10 1/4s, 2013                       91,800
        15,000 Universal Compression, Inc. sr.
               notes 7 1/4s, 2010                                        15,600
         7,000 Vintage Petroleum, Inc. sr. notes
               8 1/4s, 2012                                               7,630
        16,000 Vintage Petroleum, Inc. sr. sub.
               notes 7 7/8s, 2011                                        16,760
                                                                 --------------
                                                                      2,255,590

Financial (0.6%)
-------------------------------------------------------------------------------
        25,000 Crescent Real Estate Equities LP
               notes 7 1/2s, 2007 (R)                                    25,500
        70,000 Crescent Real Estate Equities LP sr.
               notes 9 1/4s, 2009 (R)                                    74,900
        90,000 E(a)Trade Finance Corp. 144A sr.
               notes 8s, 2011                                            91,800
       133,650 Finova Group, Inc. notes 7 1/2s,
               2009                                                      66,658
        28,000 iStar Financial, Inc. sr. notes
               8 3/4s, 2008 (R)                                          31,850
        15,000 iStar Financial, Inc. sr. notes 7s,
               2008 (R)                                                  16,106
        60,000 iStar Financial, Inc. sr. notes 6s,
               2010 (R)                                                  61,350
        50,000 Western Financial Bank sub. debs.
               9 5/8s, 2012                                              55,000
                                                                 --------------
                                                                        423,164

Health Care (2.7%)
-------------------------------------------------------------------------------
        60,000 Alderwoods Group, Inc. 144A sr.
               notes 7 3/4s, 2012                                        62,400
        55,000 AmerisourceBergen Corp. company
               guaranty 7 1/4s, 2012                                     58,850
       100,000 AmerisourceBergen Corp. sr. notes
               8 1/8s, 2008                                             109,750
        90,000 Ardent Health Services, Inc. sr.
               sub. notes 10s, 2013                                      96,750
        25,000 Extendicare Health Services, Inc.
               company guaranty 9 1/2s, 2010                             27,938
        50,000 Extendicare Health Services, Inc.
               sr. sub. notes 6 7/8s, 2014                               49,500
        30,000 Hanger Orthopedic Group, Inc.
               company guaranty 10 3/8s, 2009                            27,900
        57,000 HCA, Inc. debs. 7.19s, 2015                               61,501
        20,000 HCA, Inc. notes 5 3/4s, 2014                              19,826
        30,000 HCA, Inc. sr. notes 6.95s, 2012                           32,286
       114,000 Healthsouth Corp. notes 7 5/8s, 2012                     108,870
        26,000 Healthsouth Corp. sr. notes 8 1/2s,
               2008                                                      26,000
        24,000 Healthsouth Corp. sr. notes 8 3/8s,
               2011                                                      23,580
        40,000 IASIS Healthcare/IASIS Capital Corp.
               144A sr. sub. notes 8 3/4s, 2014                          42,000
        35,000 Insight Health Services Corp. 144A
               company guaranty 9 7/8s, 2011                             35,438
        30,816 Magellan Health Services, Inc. sr.
               notes Ser. A, 9 3/8s, 2008                                33,281
        85,000 Mediq, Inc. debs. 13s, 2009 (In
               default) (NON)                                                 9
        95,000 MQ Associates, Inc. 144A sr. disc.
               notes zero %, 2012                                        59,138
        65,000 Omnicare, Inc. sr. sub. notes
               6 1/8s, 2013                                              63,050
        40,000 Owens & Minor, Inc. company guaranty
               8 1/2s, 2011                                              44,000
        66,000 PacifiCare Health Systems, Inc.
               company guaranty 10 3/4s, 2009                            76,560
        95,000 Province Healthcare Co. sr. sub.
               notes 7 1/2s, 2013                                       106,400
         5,000 Service Corp. International notes
               7.2s, 2006                                                 5,225
        14,000 Service Corp. International notes
               6 1/2s, 2008                                              14,455
        16,000 Service Corp. International notes
               Ser. (a), 7.7s, 2009                                      17,000
        70,000 Service Corp. International 144A sr.
               notes 6 3/4s, 2016                                        67,375
        60,000 Stewart Enterprises, Inc. notes
               10 3/4s, 2008                                             66,300
        50,000 Tenet Healthcare Corp. notes 7 3/8s,
               2013                                                      46,250
         5,000 Tenet Healthcare Corp. sr. notes
               6 1/2s, 2012                                               4,425
        90,000 Tenet Healthcare Corp. sr. notes
               6 3/8s, 2011                                              79,875
        90,000 Tenet Healthcare Corp. 144A sr.
               notes 9 7/8s, 2014                                        93,825
        65,000 Triad Hospitals, Inc. sr. notes 7s,
               2012                                                      67,763
       160,000 Triad Hospitals, Inc. sr. sub. notes
               7s, 2013                                                 161,000
        45,000 Universal Hospital Services, Inc.
               sr. notes 10 1/8s, 2011                                   45,675
        30,000 US Oncology, Inc. 144A sr. notes 9s,
               2012                                                      31,425
        20,000 US Oncology, Inc. 144A sr. sub.
               notes 10 3/4s, 2014                                       21,050
        25,000 Ventas Realty LP/Capital Corp.
               company guaranty 9s, 2012                                 27,875
        30,000 VWR International, Inc. 144A sr.
               notes 6 7/8s, 2012                                        30,900
                                                                 --------------
                                                                      1,945,445

Other (2.5%)
-------------------------------------------------------------------------------
     1,830,000 Dow Jones CDX HY 144A pass-through
               certificates 7 3/4s, 2009                              1,836,863

Technology (1.7%)
-------------------------------------------------------------------------------
        39,000 AMI Semiconductor, Inc. company
               guaranty 10 3/4s, 2013                                    45,338
        35,000 Amkor Technologies, Inc. sr. notes
               7 3/4s, 2013                                              29,400
        35,000 Amkor Technologies, Inc. sr. sub.
               notes 10 1/2s, 2009                                       31,675
        75,000 Celestica, Inc. sr.sub. notes
               7 7/8s, 2011 (Canada)                                     78,469
        46,000 DigitalNet Holdings, Inc. sr. notes
               9s, 2010                                                  49,910
        80,000 Freescale Semiconductor, Inc. 144A
               sr. notes 7 1/8s, 2014                                    81,300
       144,000 Iron Mountain, Inc. company guaranty
               8 5/8s, 2013                                             155,520
        90,000 Lucent Technologies, Inc. debs.
               6.45s, 2029                                               70,650
         5,000 Lucent Technologies, Inc. notes
               5 1/2s, 2008                                               4,813
        35,000 New ASAT Finance, Ltd. 144A company
               guaranty 9 1/4s, 2011  (Cayman
               Islands)                                                  29,400
       100,000 Nortel Networks Corp. notes 6 1/8s,
               2006 (Canada)                                            101,500
        81,000 ON Semiconductor Corp. company
               guaranty 13s, 2008                                        91,125
        30,000 SCG Holding Corp. 144A notes zero %,
               2011                                                      42,150
        60,000 Seagate Technology Hdd Holdings
               company guaranty 8s, 2009 (Cayman
               Islands)                                                  63,000
        80,000 UGS Corp. 144A sr. sub. notes 10s,
               2012                                                      87,200
        70,000 Xerox Capital Trust I company
               guaranty 8s, 2027                                         67,025
        10,000 Xerox Corp. company guaranty 9 3/4s,
               2009                                                      11,625
        35,000 Xerox Corp. notes Ser. MTN, 7.2s,
               2016                                                      35,175
        87,000 Xerox Corp. sr. notes 7 5/8s, 2013                        92,438
        65,000 Xerox Corp. sr. notes 6 7/8s, 2011                        67,275
                                                                 --------------
                                                                      1,234,988

Transportation (0.5%)
-------------------------------------------------------------------------------
        50,000 American Airlines, Inc. pass-through
               certificates Ser. 01-1, 6.817s,2011                       44,000
       100,000 Calair, LLC/Calair Capital Corp.
               company guaranty 8 1/8s, 2008                             75,500
        40,000 Delta Air Lines, Inc. notes 7.9s,
               2009                                                      12,800
       115,000 Kansas City Southern Railway Co.
               company guaranty 9 1/2s, 2008                            124,919
        15,000 Kansas City Southern Railway Co.
               company guaranty 7 1/2s, 2009                             15,150
        60,000 Navistar International Corp. company
               guaranty Ser. B, 9 3/8s, 2006                             64,500
        50,000 Northwest Airlines, Inc. company
               guaranty 7 5/8s, 2005                                     48,875
        20,000 Travel Centers of America, Inc.
               company guaranty 12 3/4s, 2009                            23,200
                                                                 --------------
                                                                        408,944

Utilities & Power (3.5%)
-------------------------------------------------------------------------------
         8,000 AES Corp. (The) sr. notes 8 3/4s,
               2008                                                       8,600
        70,000 AES Corp. (The) 144A sec. notes 9s,
               2015                                                      77,875
        90,000 AES Corp. (The) 144A sec. notes
               8 3/4s, 2013                                             100,125
        45,000 Allegheny Energy Supply 144A bonds
               8 1/4s, 2012                                              47,700
        25,000 Allegheny Energy Supply 144A sec.
               notes 10 1/4s, 2007                                       27,500
        65,000 Calpine Canada Energy Finance
               company guaranty 8 1/2s,  2008
               (Canada)                                                  41,600
       157,000 Calpine Corp. 144A sec. notes
               8 1/2s, 2010                                             123,245
        25,000 CenterPoint Energy Resources Corp.
               debs. 6 1/2s, 2008                                        27,026
         5,000 CenterPoint Energy Resources Corp.
               sr. notes Ser. B, 7 7/8s, 2013                             5,898
        10,000 CMS Energy Corp. pass-through
               certificates 7s, 2005                                     10,063
        30,000 CMS Energy Corp. sr. notes 8.9s,
               2008                                                      32,625
        15,000 CMS Energy Corp. sr. notes 8 1/2s,
               2011                                                      16,275
        15,000 CMS Energy Corp. 144A sr. notes
               7 3/4s, 2010                                              15,825
        55,000 DPL, Inc. sr. notes 6 7/8s, 2011                          57,200
        10,000 Dynegy Holdings, Inc. sr. notes
               6 7/8s, 2011                                               9,300
       125,000 Dynegy Holdings, Inc. 144A sec.
               notes 10 1/8s, 2013                                      140,625
        40,000 Dynegy-Roseton Danskamme company
               guaranty Ser. A, 7.27s, 2010                              39,000
        50,000 Dynegy-Roseton Danskamme company
               guaranty Ser. B, 7.67s, 2016                              44,125
         5,000 Edison Mission Energy sr. notes
               9 7/8s, 2011                                               5,738
        35,000 El Paso Corp. sr. notes 7 3/8s, 2012                      32,725
        85,000 El Paso Corp. sr. notes Ser. MTN,
               7 3/4s, 2032                                              72,144
        15,000 El Paso Natural Gas Co. debs.
               8 5/8s, 2022                                              16,050
        15,000 El Paso Natural Gas Co. sr. notes
               Ser. A, 7 5/8s, 2010                                      15,900
        85,000 El Paso Production Holding Co.
               company guaranty 7 3/4s, 2013                             83,513
        60,000 Ferrellgas Partners LP/Ferrellgas
               Partners Finance sr. notes
               6 3/4s,2014                                               59,700
        20,000 Kansas Gas & Electric debs. 8.29s,
               2016                                                      20,700
       105,000 Midwest Generation, LLC sec. sr.
               notes 8 3/4s, 2034                                       111,563
        60,000 Mission Energy Holding Co. sec.
               notes 13 1/2s, 2008                                       75,450
        35,000 Monongahela Power Co. 144A 1st.
               mtge. 6.7s, 2014                                          36,572
        55,000 Nevada Power Co. 2nd mtge. 9s, 2013                       61,600
        90,000 Northwest Pipeline Corp. company
               guaranty 8 1/8s, 2010                                    101,363
       185,000 NRG Energy, Inc. 144A sr. sec. notes
               8s, 2013                                                 194,250
        50,000 Orion Power Holdings, Inc. sr. notes
               12s, 2010                                                 62,500
        67,946 Peregrine Systems, Inc. 144A sr.
               notes 6 1/2s, 2007                                        66,587
        75,000 PG&E Corp. sec. notes 6 7/8s, 2008                        81,375
        15,000 PG&E Gas Transmission Northwest sr.
               notes 7.1s, 2005                                          15,450
        55,000 PSEG Energy Holdings, Inc. notes
               7 3/4s, 2007                                              58,438
        45,000 SEMCO Energy, Inc. sr. notes 7 3/4s,
               2013                                                      47,250
        55,000 SEMCO Energy, Inc. 144A sr. notes
               7 3/4s, 2013                                              51,975
        15,000 Sierra Pacific Power Co. 144A
               general ref. mtge. 6 1/4s, 2012                           14,850
        85,000 Sierra Pacific Resources 144A sr.
               notes 8 5/8s, 2014                                        89,250
        25,000 Teco Energy, Inc. notes 10 1/2s,
               2007                                                      28,875
        10,000 Teco Energy, Inc. notes 7.2s, 2011                        10,525
        20,000 Teco Energy, Inc. notes 7s, 2012                          20,700
         5,000 Tennessee Gas Pipeline Co. debs. 7s,
               2028                                                       4,681
        25,000 Tennessee Gas Pipeline Co. unsecd.
               notes 7 1/2s, 2017                                        25,656
        10,000 Transcontinental Gas Pipeline Corp.
               debs. 7 1/4s, 2026                                        10,275
        55,000 Utilicorp Canada Finance Corp.
               company guaranty 7 3/4s,  2011
               (Canada)                                                  56,100
        40,000 Utilicorp United, Inc. sr. notes
               9.95s, 2011                                               43,600
        34,000 Western Resources, Inc. sr. notes
               9 3/4s, 2007                                              38,978
        10,000 Williams Cos., Inc. (The) notes
               8 3/4s, 2032                                              11,225
        15,000 Williams Cos., Inc. (The) notes
               8 1/8s, 2012                                              17,250
        25,000 Williams Cos., Inc. (The) notes
               7 5/8s, 2019                                              27,000
        60,000 Williams Cos., Inc. (The) sr. notes
               8 5/8s, 2010                                              69,600
                                                                 --------------
                                                                      2,564,015
                                                                 --------------
               Total Corporate bonds and notes
               (cost $30,781,905)                                   $31,572,884

Convertible preferred stocks (32.3%) (a)
Number of shares                                                          Value

Basic Materials (3.1%)
-------------------------------------------------------------------------------
           850 Freeport-McMoRan Copper & Gold, Inc.
               144A 5.50% cv. pfd.                                     $830,323
           780 Hercules Trust II 6.50% units cum.
               cv. pfd.                                                 588,900
        32,720 Smurfit-Stone Container Corp.
               Ser. A, $1.75 cum. cv. pfd.                              813,910
                                                                 --------------
                                                                      2,233,133

Capital Goods (4.2%)
-------------------------------------------------------------------------------
        13,300 Coltec Capital Trust $2.625 cv. pfd.                     603,195
        12,300 Northrop Grumman Corp. Ser. B, $7.00
               cum. cv. pfd.                                          1,599,000
        24,670 Owens-Illinois, Inc. $2.375 cv. pfd.                     872,701
                                                                 --------------
                                                                      3,074,896

Communication Services (2.4%)
-------------------------------------------------------------------------------
        13,600 Broadwing, Inc. Ser. B, $3.378 cum.
               cv. pfd. (S)                                             547,400
        21,874 CenturyTel, Inc. $1.719 cv. pfd.                         557,787
        13,691 Crown Castle International Corp.
               $3.125 cum. cv. pfd.                                     628,075
                                                                 --------------
                                                                      1,733,262

Consumer Cyclicals (3.6%)
-------------------------------------------------------------------------------
         2,500 Central Parking Finance Trust 144A
               $1.313 cv. pfd.                                           44,375
         7,000 Ford Motor Company Capital Trust II
               $3.25 cum. cv. pfd.                                      372,750
           850 Radio One, Inc. 6.50% cum. cv. pfd.                      869,710
        19,800 Tower Automotive Capital Trust
               $3.375 cv. pfd. (S)                                      403,425
        18,800 TXI Capital Trust I $2.75 cv. pfd.                       914,150
                                                                 --------------
                                                                      2,604,410

Consumer Staples (2.6%)
-------------------------------------------------------------------------------
        15,700 Albertson's, Inc. 1.813 cv. pfd.                         411,497
        12,567 Constellation Brands, Inc. Ser. A,
               $1.438 cv. pfd.                                          402,144
        15,900 Sinclair Broadcast Group, Inc.
               Ser. D, $3.00 cv. pfd.                                   647,925
        24,300 Six Flags, Inc. $1.813 cum. cv. pfd.
               (S)                                                      464,738
                                                                 --------------
                                                                      1,926,304

Energy (1.9%)
-------------------------------------------------------------------------------
        10,587 Amerada Hess Corp. $3.50 cv. pfd.                        767,558
        12,300 Hanover Compressor Capital Trust
               $3.625 cum. cv. pfd. (S)                                 595,013
                                                                 --------------
                                                                      1,362,571

Financial (5.9%)
-------------------------------------------------------------------------------
         7,400 Capital One Financial Corp. $3.125
               cv. pfd.                                                 369,075
        14,000 Chubb Corp. (The) $1.75 cv. pfd.                         385,000
        28,105 Decs Trust IX 6.75% cv. pfd.                             263,484
        38,500 FelCor Lodging Trust, Inc. Ser. A,
               $1.95 cum. cv. pfd. (R)                                  919,188
         9,621 Hartford Financial Services Group,
               Inc. (The) $3.50 cv. pfd.                                582,071
        18,120 Host Marriott Financial Trust $3.375
               cv. pfd.                                                 924,120
        13,420 Provident Finance Group $2.25 units
               cv. pfd.                                                 499,895
        16,000 XL Capital, Ltd. $1.625 cv. pfd.
               (Cayman Islands)                                         380,480
                                                                 --------------
                                                                      4,323,313

Health Care (1.6%)
-------------------------------------------------------------------------------
        22,950 Schering-Plough Corp. $3.00 cv. pfd.                   1,179,056

Technology (1.5%)
-------------------------------------------------------------------------------
        20,697 Solectron Corp. $1.813 units cv.
               pfd.                                                     284,584
         6,800 Xerox Corp. 6.25% cv. pfd.                               841,500
                                                                 --------------
                                                                      1,126,084

Utilities & Power (5.5%)
-------------------------------------------------------------------------------
         2,300 Aquila, Inc. $1.688 cv. pfd. (S)                          67,275
        13,700 El Paso Energy Capital Trust I
               $2.375 cv. pfd.                                          443,538
        30,800 Great Plains Energy, Inc. $2.00 cum.
               cv. pfd.                                                 766,150
        14,000 ONEOK, Inc. $2.125 units cv. pfd.                        426,300
         5,640 Public Service Enterprise Group,
               Inc. $5.125 cv. pfd.                                     320,775
        25,800 Sempra Energy $2.125 units cv. pfd.
               (S)                                                      793,350
        10,700 Sierra Pacific Resources $4.50 units
               cum. cv. pfd.                                            413,983
        28,029 Williams Cos., Inc. (The) $2.25 cv.
               pfd. (S)                                                 360,873
         6,160 Williams Cos., Inc. (The) 144A $2.75
               cv. pfd.                                                 431,970
                                                                 --------------
                                                                      4,024,214
                                                                 --------------
               Total Convertible preferred stocks
               (cost $21,629,792)                                   $23,587,243

Convertible bonds and notes (17.6%) (a)
Principal amount                                                          Value

Capital Goods (0.6%)
-------------------------------------------------------------------------------
      $410,000 Titan International, Inc. 144A cv.
               sr. notes 5 1/4s, 2009                                  $422,300

Communication Services (1.0%)
-------------------------------------------------------------------------------
       800,000 Charter Communications, Inc. cv. sr.
               notes 5 3/4s, 2005                                       749,000
       380,000 Cybernet Internet Services
               International, Inc. 144A cv. sr.
               disc. notes 13s, 2009 (In default)
               (NON)                                                          4
                                                                 --------------
                                                                        749,004

Conglomerates (1.1%)
-------------------------------------------------------------------------------
       780,000 GenCorp, Inc. cv. sub. notes 5 3/4s,
               2007                                                     782,925

Consumer Cyclicals (2.2%)
-------------------------------------------------------------------------------
       396,000 Amazon.com, Inc. cv. sub. debs.
               4 3/4s, 2009                                             392,535
       400,000 Mediacom Communications Corp. cv.
               sr. notes 5 1/4s, 2006                                   377,000
       386,000 Meristar Hospitality Corp. cv. notes
               9 1/2s, 2010                                             448,725
       370,000 WCI Communities, Inc. cv. sr. sub.
               notes 4s, 2023                                           420,875
                                                                 --------------
                                                                      1,639,135

Consumer Staples (0.9%)
-------------------------------------------------------------------------------
       400,000 Rite Aid Corp. cv. notes 4 3/4s,
               2006                                                     409,500
       264,000 Rite Aid Corp. 144A cv. notes
               4 3/4s, 2006                                             270,270
                                                                 --------------
                                                                        679,770

Financial (1.5%)
-------------------------------------------------------------------------------
       200,000 E(a)Trade Group, Inc. cv. sub. notes
               6s, 2007                                                 204,500
       900,000 Providian Financial Corp. cv. sr.
               notes 3 1/4s, 2005                                       883,125
                                                                 --------------
                                                                      1,087,625

Technology (7.2%)
-------------------------------------------------------------------------------
       380,000 Agere Systems, Inc. cv. notes
               6 1/2s, 2009                                             382,850
       745,000 Amkor Technologies, Inc. cv. notes
               5 3/4s, 2006                                             690,056
       801,000 Aspen Technology, Inc. cv. sub.
               debs. 5 1/4s, 2005                                       798,998
       620,000 Avaya, Inc. cv. Liquid yield option
               notes (LYON) zero %, 2021                                342,550
       380,000 Fairchild Semiconductor
               International, Inc. cv. company
               guaranty 5s,2008                                         376,200
       750,000 Lucent Technologies, Inc. cv. sub.
               debs. 8s, 2031                                           807,188
       570,000 Manugistics Group, Inc. cv. sub.
               notes 5s, 2007                                           509,438
       580,000 ON Semiconductor Corp. 144A cv.
               bonds zero %, 2024                                       385,700
     1,070,000 Safeguard Scientifics, Inc. 144A cv.
               sr. notes 2 5/8s, 2024                                   738,300
       170,000 Silicon Graphics, Inc. cv. notes
               6 1/2s, 2009                                             226,100
                                                                 --------------
                                                                      5,257,380

Transportation (0.4%)
-------------------------------------------------------------------------------
       450,000 Continental Airlines, Inc. cv. notes
               4 1/2s, 2007                                             313,875

Utilities & Power (2.7%)
-------------------------------------------------------------------------------
       375,000 AES Corp. (The) cv. sub. notes
               4 1/2s, 2005                                             373,594
       900,000 El Paso Corp. cv. debs. zero %, 2021                     442,125
       324,000 Sierra Pacific Resources 144A cv.
               notes 7 1/4s, 2010                                       690,120
       280,000 XCEL Energy, Inc. 144A cv. notes
               7 1/2s, 2007                                             427,350
                                                                 --------------
                                                                      1,933,189
                                                                 --------------
               Total Convertible bonds and notes
               (cost $11,596,886)                                   $12,865,203

Common stocks (2.2%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
           179 AboveNet, Inc. (NON) (S)                                  $4,296
         7,400 Altria Group, Inc.                                       362,230
        90,000 AMRESCO Creditor Trust (acquired
               10/16/02, cost $18,344) (NON) (RES)
               (R)                                                           90
            28 Arch Wireless, Inc. Class A (NON)                            854
           137 Birch Telecom, Inc. (NON) (acquired
               1/9/04 cost $--) (RES)                                         1
       280,214 Contifinancial Corp. Liquidating
               Trust Units                                                5,604
         1,401 Covad Communications Group, Inc.
               (NON) (S)                                                  2,045
           196 Crown Castle International Corp.
               (NON)                                                      2,805
        17,700 GATX Corp. (S)                                           477,369
           139 Genesis HealthCare Corp. (NON) (S)                         4,322
         2,901 Globix Corp. (NON)                                         8,007
        70,000 iPCS Escrow, Inc. (NON)                                       70
         1,994 iPCS, Inc. (NON)                                          37,088
            16 Knology, Inc. (NON)                                           56
            38 Leucadia National Corp. (S)                                2,052
           159 Polymer Group, Inc. Class A (NON)                          1,956
           220 PSF Group Holdings, Inc. 144A Class
               A (NON)                                                  330,375
        52,400 Service Corp. International (NON)                        314,924
            25 Sterling Chemicals, Inc. (NON)                               575
           100 Sun Healthcare Group, Inc. (NON)                             860
        13,742 VS Holdings, Inc. (acquired various
               dates from 4/23/98 to 10/23/02, cost
               $170,000) (NON) (RES)                                        687
           408 Washington Group International, Inc.
               (NON)                                                     14,353
                                                                 --------------
               Total Common stocks
               (cost $2,756,911)                                     $1,570,619

Foreign government bonds and notes (0.5%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
       $40,000 Colombia (Republic of) bonds
               Ser. NOV, 9 3/4s, 2009                                   $44,500
        20,000 Colombia (Republic of) notes
               10 3/4s, 2013                                             23,080
        60,000 Ecuador (Republic of) bonds
               Ser. REGS, stepped-coupon 8s
               (9s, 8/15/05), 2030 (STP)                                 47,100
        70,000 Indonesia (Republic of) 144A sr.
               notes 6 3/4s, 2014                                        67,025
        25,000 Peru (Republic of) bonds 8 3/4s,
               2033                                                      24,000
        70,000 Russia (Federation of) unsub.
               stepped-coupon 5s (7 1/2s,
               3/31/07), 2030 (STP)                                      67,130
       100,000 Ukraine (Government of) 144A bonds
               7.65s, 2013                                              100,500
                                                                 --------------
               Total Foreign government bonds and
               notes (cost $349,556)                                   $373,335

Preferred stocks (0.3%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         2,754 Avecia Group PLC $4.00 pfd. (United
               Kingdom) (PIK)                                           $39,245
             1 Dobson Communications Corp. 13.00%
               pfd. (PIK)                                                   605
         1,106 iStar Financial, Inc. Ser. F, $1.95
               cum. pfd. (R)                                             27,650
             8 Paxson Communications Corp. 14.25%
               cum. pfd. (PIK) (S)                                       68,800
            18 Rural Cellular Corp. Ser. B, 11.375%
               cum. pfd. (PIK)                                           14,940
           138 Rural Cellular Corp. 12.25% pfd.
               (PIK)                                                     80,301
                                                                 --------------
               Total Preferred stocks
               (cost $298,395)                                         $231,541

Units (0.1%) (a)
Number of units                                                           Value
-------------------------------------------------------------------------------
        80,000 Morrison Knudsen Corp.                                    $5,000
           198 XCL Equity Units (acquired various
               dates from 7/30/97 to 6/19/03,  cost
               $290,830) (RES)                                           87,934
                                                                 --------------
               Total Units (cost $341,400)                              $92,934

Brady Bonds (--%) (a) (cost $33,725)
Principal amount                                                          Value
-------------------------------------------------------------------------------
       $36,400 Peru (Republic of) FRB Ser. PDI, 5s,
               2017                                                     $33,080

Warrants (--%) (a) (NON)                               Expiration
Number of warrants                                     date               Value
-------------------------------------------------------------------------------
            59 AboveNet, Inc.                          9/8/08              $443
            69 AboveNet, Inc.                          9/8/10               414
           130 Dayton Superior Corp. 144A              6/15/09                1
           103 Huntsman Co., LLC 144A                  5/15/11           19,570
            47 MDP Acquisitions PLC                    10/1/13            1,304
            60 Pliant Corp. 144A                       6/1/10                 1
           180 Travel Centers of America, Inc. 144A    5/1/09               900
           200 Ubiquitel, Inc. 144A                    4/15/10                1
           250 Washington Group International, Inc.
               Ser. A                                  1/25/06            2,200
           287 Washington Group International, Inc.
               Ser. B                                  1/25/06            1,937
           156 Washington Group International, Inc.
               Ser. C                                  1/25/06              936
                                                                 --------------
               Total Warrants (cost $74,115)                            $27,707

Short-term investments (8.1%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $3,322,849 Putnam Prime Money Market Fund (e)                    $3,322,849
     2,627,184 Short-term investments held as
               collateral for loaned securities with
               yields ranging from 1.52% to 1.71%
               and due dates ranging from September 1,
               2004 to September 24, 2004 (d)                         2,626,461
                                                                 --------------
               Total Short-term investments
               (cost $5,949,310)                                     $5,949,310
-------------------------------------------------------------------------------
               Total Investments (cost $73,811,995)                 $76,303,856
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $73,025,190.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2004 was $88,953 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at August 31, 2004.

  (d) See Note 1 to the financial statements.

  (e) See Note 4 to the financial statements regarding investments in the Putnam Prime Money Market Fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at August 31, 2004.


Forward currency contracts to sell at August 31, 2004 (Unaudited)
(aggregate face value $224,540)

                     Aggregate      Delivery     Unrealized
        Value        face value     date         depreciation
-----------------------------------------------------------------------
Euro    $225,449     $224,540       12/15/04     $(909)
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
August 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investment in securities, at value, including $2,536,886 of securities on loan (Note 1):
-------------------------------------------------------------------------------
Unaffiliated issuers (identified cost $70,489,146)                $72,981,007
-------------------------------------------------------------------------------
Affiliated issuers (identified cost $3,322,849) (Note 4)            3,322,849
-------------------------------------------------------------------------------
Dividends, interest and other receivables                             826,029
-------------------------------------------------------------------------------
Receivable for securities sold                                         17,686
-------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                 110
-------------------------------------------------------------------------------
Total assets                                                       77,147,681

Liabilities
-------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                          549
-------------------------------------------------------------------------------
Distributions payable to shareholders                                 375,035
-------------------------------------------------------------------------------
Payable for securities purchased                                      782,207
-------------------------------------------------------------------------------
Payable for compensation of Manager (Notes 2 and 4)                   250,662
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)             26,266
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 27,899
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                              524
-------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                      909
-------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                    213
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                  2,626,461
-------------------------------------------------------------------------------
Other accrued expenses                                                 31,766
-------------------------------------------------------------------------------
Total liabilities                                                   4,122,491
-------------------------------------------------------------------------------
Net assets                                                        $73,025,190

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Note 1)                                          $92,492,827
-------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)             (25,605)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                    (21,932,968)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                   2,490,936
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                                $73,025,190

Computation of net asset value
-------------------------------------------------------------------------------
Net asset value per share ($73,025,190 divided by 3,712,567
shares)                                                                $19.67
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended August 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Interest (including interest income of $8,311 from
investments in affiliated issuers) (Note 4)                        $2,210,686
-------------------------------------------------------------------------------
Dividends                                                             794,777
-------------------------------------------------------------------------------
Securities lending                                                      6,581
-------------------------------------------------------------------------------
Total investment income                                             3,012,044

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                      503,719
-------------------------------------------------------------------------------
Investor servicing fees (Note 2)                                       18,328
-------------------------------------------------------------------------------
Custodian fees (Note 2)                                                58,684
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                              5,737
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        3,395
-------------------------------------------------------------------------------
Other                                                                  51,562
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 4)                         (1,379)
-------------------------------------------------------------------------------
Total expenses                                                        640,046
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                               (995)
-------------------------------------------------------------------------------
Net expenses                                                          639,051
-------------------------------------------------------------------------------
Net investment income                                               2,372,993
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                    1,447,621
-------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)             6,560
-------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                   (2,246)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period       (3,320,764)
-------------------------------------------------------------------------------
Net loss on investments                                            (1,868,829)
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $504,164
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                   August 31      February 29
Increase (decrease) in net assets                       2004*            2004
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                             $2,372,993       $4,881,734
-------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                              1,454,181        2,056,889
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                (3,323,010)      11,913,181
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                           504,164       18,851,804
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income                        (2,257,005)      (4,911,240)
-------------------------------------------------------------------------------
Total increase (decrease) in net assets           (1,752,841)      13,940,564

Net assets
-------------------------------------------------------------------------------
Beginning of period                               74,778,031       60,837,467
-------------------------------------------------------------------------------
End of period (including distributions in
excess of net investment income of $25,605
and $141,593, respectively)                      $73,025,190      $74,778,031
-------------------------------------------------------------------------------
Number of fund shares
Shares outstanding at beginning and end of
period                                             3,712,567        3,712,567
-------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

                                   Six months
                                     ended            Year                                                            Year
                                   August 31         ended                                                           ended
Per-share                         (Unaudited)       Feb. 29                  Year ended February 28               February 29
operating performance                 2004            2004            2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $20.14          $16.39          $17.56          $19.81          $24.03          $22.93
-----------------------------------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (a)              .64 (d)        1.31            1.11            1.17            1.33            1.38
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.50)           3.76           (1.06)          (2.20)          (3.69)           1.81
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .14            5.07             .05           (1.03)          (2.36)           3.19
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.61)          (1.32)          (1.22)          (1.22)          (1.58)          (1.73)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --              --              --              --            (.28)           (.36)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.61)          (1.32)          (1.22)          (1.22)          (1.86)          (2.09)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $19.67          $20.14          $16.39          $17.56          $19.81          $24.03
-----------------------------------------------------------------------------------------------------------------------------
Market price,
end of period                       $17.50          $18.44          $15.73          $16.55          $18.88          $18.75
-----------------------------------------------------------------------------------------------------------------------------
Total return
at market price (%)(b)               (1.78)*         26.26            2.77           (5.95)          11.00           (7.49)
-----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $73,025         $74,778         $60,837         $65,192         $73,540         $89,214
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .87*(d)        1.79            1.81            1.78            1.72            1.71
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment incom
to average net assets (%)             3.24*(d)        7.09            6.75            6.34            6.13            5.89
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               29.99*          68.16          111.75          116.87           99.42           65.85
-----------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage services arrangements (Note 2).

(d) Reflects waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such waivers, the expenses of the fund for the period ended August 31, 2004 reflect a reduction of less than 0.01% of average net assets (Note 4).

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
August 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam High Income Opportunities Trust (the "fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks high current income and capital appreciation by investing principally in a diversified portfolio of fixed-income securities rated below investment-grade and comparable unrated securities. The fund invests in higher yielding, lower rated bonds that have a higher rate of default due to the nature of the investments.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2004, the value of securities loaned amounted to $2,536,886. The fund received cash collateral of $2,626,461 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At February 29, 2004, the fund had a capital loss carryover of $23,370,069 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover     Expiration
------------------------------------
    $1,123,380     February 28, 2009
    12,456,073     February 28, 2010
     9,790,616     February 28, 2011

The aggregate identified cost on a tax basis is $73,941,204, resulting in gross unrealized appreciation and depreciation of $6,488,755 and $4,126,103, respectively, or net unrealized appreciation of $2,362,652.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the annual rate of 1.10% of the average weekly net assets of the fund. The fund also compensates Putnam Management quarterly for administrative services provided based on the average net assets of the fund. Such administrative fees are based on an annual rate of 0.25% of the average weekly net assets of the fund and totaled $92,553 for the six months ended August 31, 2004. These amounts are included in Compensation of Manager in the statement of operations.

Effective September 13, 2004, Putnam Investments Limited ("PIL"), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended August 31, 2004, the fund paid PFTC $77,012 for these services.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At August 31, 2004, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended August 31, 2004, the fund's expenses were reduced by $995 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $539, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3
Purchases and sales of securities

During the six months ended August 31, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $22,111,187 and $21,064,229, respectively. There were no purchases or sales of U.S. government securities.

Note 4
Investment in Putnam Prime Money Market Fund

The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended August 31, 2004, management fees paid were reduced by $1,379 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $8,311 for the period ended August 31, 2004.

Note 5
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing.


Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager

Putnam Investments Limited
Cassini House
57-59 St. James Street
London, England SW1A 1LD

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive
Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and Principal
Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA
Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Judith Cohen
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Do you want to save paper and receive this document faster?
Shareholders can sign up for email delivery of shareholder reports on www.putnaminvestments.com.

216509  10/04


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004